Condensed Consolidated Balance Sheets ¥ in Millions		Mar. 31, 2026 USD ($)	Sep. 30, 2025 USD ($)
CURRENT ASSETS
Cash		$ 27,559,730	$ 33,592,025
Short-term investments		1,490,203
Accounts receivable, net		14,956,055	13,008,117
Inventories, net		1,979,795	2,193,179
Advance to suppliers		2,001,693	2,489,737
Other receivable		7,180,731	2,280,680
Prepaid expenses and other current assets		41,216	39,937
TOTAL CURRENT ASSETS		55,209,423	53,603,675
Property, plant and equipment, net		3,787,567	3,583,553
Prepayments for construction in progress		9,114,598	8,869,574
Intangible assets, net		309,750	296,785
Investment in equity securities		724,848	702,346
TOTAL NON-CURRENT ASSETS		16,256,276	15,699,765
TOTAL ASSETS		71,465,699	69,303,440
CURRENT LIABILITIES
Short-term bank loans		7,378,950	7,149,881
Current portion of long-term bank loans			2,107,038
Accounts payable		3,754,356	1,669,785
Contract liabilities		42,012	40,708
Taxes payable		655,647	640,780
Other payable		1,405,962	856,572
Accrued expenses and other current liabilities		251,872	262,621
TOTAL CURRENT LIABILITIES		13,646,093	13,173,930
Long-term bank loans		2,174,543
TOTAL LIABILITIES		15,820,636	13,173,930
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid in capital		69,347,114	63,009,567
Statutory reserve		2,439,535	2,439,535
Accumulated deficit		(15,398,436)	(13,843,623)
Accumulated other comprehensive loss		(743,156)	(1,813,522)
TOTAL SHAREHOLDERS’ EQUITY		55,645,063	56,129,510
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		71,465,699	69,303,440
Related Party
CURRENT ASSETS
Prepayments made to a related party for purchase of property		2,319,513	2,247,507
CURRENT LIABILITIES
Due to related parties		157,294	446,545
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]	6	6,337,553
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value

[1]	The dual-class share structure became effective on February 13, 2026.